Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Convertible Notes

Convertible Notes at fair value consisted of the following:

	December 31, 2024	December 31, 2023
2022 Convertible Promissory Notes	$—	$18,801,206
2023 Convertible Promissory Notes	—	17,482,685
Whiskey Special Ops 2023 Notes	—	1,452,562
Total Convertible Notes Payable	$—	$37,736,453
Less: Convertible Notes Payable, Current	—	(36,283,891)
Convertible Notes Payable, net of Current Portion	$—	$1,452,562